Document and Entity Information	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2024
Entity File Number	001-39209
Entity Registrant Name	ChoiceOne Financial Services, Inc.
Entity Central Index Key	0000803164
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2659066
Entity Address, Address Line One	109 E. Division Street
Entity Address, City or Town	Sparta
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49345
City Area Code	616
Local Phone Number	887-7366
Title of 12(b) Security	Common stock
Trading Symbol	COFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false